Commitments And Contingencies (Callaway Nuclear Energy Center) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	$ 12,594,000,000	[1]
Insurance maximum coverage per incident	118,000,000
Threshold for which a retrospective assessment for a covered loss is necessary	375,000,000
Annual payment in the event of an incident at any licensed commercial reactor	17,500,000
Aggregate maximum assessment per incident under Price-Anderson liability provisions of Atomic Energy Act	118,000,000
Maximum annual payment to be paid in a calendar year per reactor incident under liability provisions of Atomic Energy Act	17,500,000
Amount of primary property liability coverage	500,000,000
Amount of coverage in excess of primary property liability coverage	2,250,000,000
Losses in excess of primary coverage	500,000,000
Amount of weekly indemnity coverage commencing eight weeks after power outage	4,500,000
Number of weeks of coverage after the first eight weeks of an outage	1 year
Amount of additional weekly indemnity coverage commencing after initial indemnity coverage	3,600,000
Number of additional weeks after initial indemnity coverage for power outage, minimum	5 years 11 months
Amount of weekly indemnity coverage thereafter not exceeding policy limit	490,000,000
Amount of secondary weekly indemnity coverage for prolonged nuclear plant outage in excess of primary indemnity coverage	900,000
Inflationary adjustment prescribed by most recent Price-Anderson Act renewal, in years	5 years
Aggregate nuclear power industry insurance policy limit for losses from terrorist attacks within twelve month period	3,240,000,000
Public Liability And Nuclear Worker Liability - American Nuclear Insurers [Member]
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	375,000,000
Insurance maximum coverage per incident	0
Public Liability And Nuclear Worker Liability - Pool Participation [Member]
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	12,219,000,000	[2]
Insurance maximum coverage per incident	118,000,000	[3]
Property Damage - Nuclear Electric Insurance Ltd [Member]
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	2,750,000,000	[4]
Insurance maximum coverage per incident	23,000,000	[5]
Replacement Power - Nuclear Electric Insurance Ltd [Member]
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	490,000,000	[6]
Insurance maximum coverage per incident	9,000,000	[5]
Replacement Power - Energy Risk Assurance Company [Member]
Commitments and Contingencies [Line Items]
Insurance aggregate maximum coverage	64,000,000	[7]
Insurance maximum coverage per incident	$ 0

[1]	Limit of liability for each incident under the Price-Anderson Act liability provisions of the Atomic Energy Act of 1954, as amended. A company could be assessed up to $118 million per incident for each licensed reactor it operates with a maximum of $17.5 million per incident to be paid in a calendar year for each reactor. This limit is subject to change to account for the effects of inflation and changes in the number of licensed reactors.
[2]	Provided through mandatory participation in an industrywide retrospective premium assessment program.
[3]	Retrospective premium under the Price-Anderson Act. This is subject to retrospective assessment with respect to a covered loss in excess of $375 million in the event of an incident at any licensed U.S. commercial reactor, payable at $17.5 million per year.
[4]	Provides for $500 million in property damage and decontamination, excess property insurance, and premature decommissioning coverage up to $2.25 billion for losses in excess of the $500 million primary coverage.
[5]	All Nuclear Electric Insurance Ltd. insured plants could be subject to assessments should losses exceed the accumulated funds from Nuclear Electric Insurance Ltd.
[6]	Provides the replacement power cost insurance in the event of a prolonged accidental outage at our nuclear energy center. Weekly indemnity up to $4.5 million for 52 weeks, which commences after the first eight weeks of an outage, plus up to $3.6 million per week for a minimum of 71 weeks thereafter for a total not exceeding the policy limit of $490 million.
[7]	Provides the replacement power cost insurance in the event of a prolonged accidental outage at our nuclear energy center. The coverage commences after the first 52 weeks of insurance coverage from Nuclear Electric Insurance Ltd. and is for a weekly indemnity of $900,000 for 71 weeks in excess of the $3.6 million per week set forth above. Energy Risk Assurance Company is an affiliate and has reinsured this coverage with third-party insurance companies. See Note 14 - Related Party Transactions with New AER for more information on this affiliate transaction.